Document and Entity information	Apr. 03, 2017
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2016
Registrant Name	FRANKLIN TEMPLETON GLOBAL TRUST
Central Index Key	0000780379
Amendment Flag	false
Document Creation Date	Apr. 03, 2017
Document Effective Date	Apr. 03, 2017
Prospectus Date	Mar. 01, 2017
Templeton Global Currency Fund-14 | TEMPLETON GLOBAL CURRENCY FUND | CLASS A
Risk/Return:
Trading Symbol	ICPHX
Templeton Global Currency Fund-14 | TEMPLETON GLOBAL CURRENCY FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	ICHHX